Collaborative Agreements: (Details Textual) (USD $)	12 Months Ended
Dec. 31, 2014
Contract Research Organization [Member]
Collaborative Agreements [Line Items]
Commitment To Pay Fees	$ 715,159
Accounts payable and accrued expenses	417,877
Reduction Of Commitment Fees	657,238
Stanford Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee	60,850
Annual License Maintenance Fee	10,000
Milestone Payments Upon Achievement Of Certain Product	3,700,000
Payment For License Agreement Fees	48,564
Mount Sinai Agreement [Member]
Collaborative Agreements [Line Items]
License Initiation Fee	25,000
Annual License Maintenance Fee	10,000
Milestone Payments Upon Achievement Of Certain Product	3,500,000
Accounts payable and accrued expenses	12,000
Payment For License Agreement Fees	$ 11,458